AB Emerging Markets Multi-Asset Portfolio

Portfolio of Investments

December 31, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 57.9%
Financials – 16.1%
Banks – 12.3%
Absa Group Ltd.	4,702	$53,394
Agricultural Bank of China Ltd. - Class H	5,671,000	1,940,030
Al Rajhi Bank(a)	3,701	74,014
Banco de Chile	724,862	75,199
Banco do Brasil SA	79,900	516,907
Bancolombia SA	3,555	30,883
Bancolombia SA (Preference Shares)	6,976	48,130
Bank Mandiri Persero TBK PT	2,243,600	1,430,731
Bank of Chengdu Co., Ltd. - Class A	35,500	78,332
Bank of Communications Co., Ltd. - Class A	32,900	22,519
Bank of Jiangsu Co., Ltd. - Class A	1,061,100	1,116,343
Canara Bank	19,138	76,844
China CITIC Bank Corp., Ltd. - Class A	82,600	59,391
China CITIC Bank Corp., Ltd. - Class H	136,000	60,183
China Construction Bank Corp. - Class H	555,000	347,091
China Everbright Bank Co., Ltd. - Class H	154,000	46,889
Commercial International Bank Egypt SAE	7,775	13,059
Eurobank Ergasias Services and Holdings SA(a)	5,841	6,579
Haci Omer Sabanci Holding AS	218,902	528,405
Halyk Savings Bank of Kazakhstan JSC (GDR)(b)	20,420	226,662
Hana Financial Group, Inc.	64,621	2,151,822
HDFC Bank Ltd.	89,781	1,762,926
Huaxia Bank Co., Ltd. - Class A	97,700	73,226
ICICI Bank Ltd.	23,342	251,428
Industrial Bank Co., Ltd. - Class A	474,660	1,204,104
KB Financial Group, Inc.	19,756	756,905
Metropolitan Bank & Trust Co.	482,210	468,250
Nedbank Group Ltd.	5,965	74,629
NU Holdings Ltd. - Class A(a)	303,970	1,237,158
Sberbank of Russia PJSC(a) (c)	138,696	0
SinoPac Financial Holdings Co., Ltd.	220	120
Standard Bank Group Ltd.	7,230	71,336
State Bank of India	9,012	66,730
Turkiye Is Bankasi AS - Class C	33,014	22,599
Yapi ve Kredi Bankasi AS	106,621	67,638

		14,960,456

Capital Markets – 0.2%
GF Securities Co., Ltd. - Class H	6,400	9,162
Korea Investment Holdings Co., Ltd.	1,841	78,129
Meritz Securities Co., Ltd.	18,340	91,337
NH Investment & Securities Co., Ltd.	5,055	35,181
Samsung Securities Co., Ltd.	3,113	77,694

		291,503

Consumer Finance – 0.0%
Muthoot Finance Ltd.	657	8,424

Diversified Financial Services – 0.9%
AVIC Industry-Finance Holdings Co., Ltd. - Class A	52,900	25,066
Chailease Holding Co., Ltd.	10,000	70,452
Far East Horizon Ltd.	94,000	73,218
Housing Development Finance Corp., Ltd.	18,352	584,401
Meritz Financial Group, Inc.	2,799	95,546

Company	Shares	U.S. $ Value

REC Ltd.	54,441	$76,792
Remgro Ltd.	9,142	71,102
Yuanta Financial Holding Co., Ltd.	102,420	72,179

		1,068,756

Insurance – 2.7%
AIA Group Ltd.	105,000	1,159,556
BB Seguridade Participacoes SA	28,800	183,361
Bupa Arabia for Cooperative Insurance Co.	2,268	86,494
DB Insurance Co., Ltd.	1,650	85,528
Hyundai Marine & Fire Insurance Co., Ltd.	7,034	163,874
New China Life Insurance Co., Ltd. - Class H	30,300	73,771
People’s Insurance Co. Group of China Ltd. (The) - Class A	99,400	74,865
PICC Property & Casualty Co., Ltd. - Class H	1,180,000	1,115,686
Ping An Insurance Group Co. of China Ltd. - Class H	38,000	249,650
Powszechny Zaklad Ubezpieczen SA	5,157	41,879

		3,234,664

		19,563,803

Consumer Discretionary – 11.6%
Auto Components – 0.1%
Fuyao Glass Industry Group Co., Ltd. - Class H(b)	11,600	48,436
Tube Investments of India Ltd.	1,960	65,157

		113,593

Automobiles – 2.0%
Bajaj Auto Ltd.	1,469	64,270
Dongfeng Motor Group Co., Ltd. - Class H	404,000	230,838
Eicher Motors Ltd.	469	18,240
Great Wall Motor Co., Ltd. - Class H	82,000	105,634
Hero MotoCorp Ltd.	2,049	67,841
Kia Corp.	37,268	1,753,478
TVS Motor Co., Ltd.	5,692	74,514
Yadea Group Holdings Ltd.(b)	42,000	69,929

		2,384,744

Diversified Consumer Services – 0.1%
New Oriental Education & Technology Group, Inc.(a)	20,500	72,264
TAL Education Group (ADR)(a)	10,454	73,700

		145,964

Hotels, Restaurants & Leisure – 1.4%
Haidilao International Holding Ltd.(a) (b)	7,000	19,964
Jiumaojiu International Holdings Ltd.(b)	15,000	39,768
Jubilant Foodworks Ltd.	9,068	55,891
OPAP SA	114,262	1,616,551

		1,732,174

Internet & Direct Marketing Retail – 5.5%
Alibaba Group Holding Ltd.(a)	204,800	2,247,252
JD.com, Inc. - Class A	46,839	1,307,587
Meituan - Class B(a) (b)	47,200	1,045,756

Company	Shares	U.S. $ Value

MercadoLibre, Inc.(a)	1,338	$1,132,269
Pinduoduo, Inc. (ADR)(a)	10,929	891,261

		6,624,125

Leisure Products – 0.1%
Huazhu Group Ltd. (ADR)	1,317	55,867

Multiline Retail – 0.1%
Central Retail Corp. PCL	65,300	87,199
Lotte Shopping Co., Ltd.	832	59,953
Woolworths Holdings Ltd.	5,953	23,187

		170,339

Specialty Retail – 1.7%
Jarir Marketing Co.	1,654	66,010
JUMBO SA	4,384	75,190
Lojas Renner SA	156,600	606,957
Pop Mart International Group Ltd.(b)	31,600	79,539
PTT Oil & Retail Business PCL	1,100	749
Topsports International Holdings Ltd.(b)	320,000	252,121
Vibra Energia SA	332,700	975,479
Zeda Ltd./South Africa(a)	25,240	20,232

		2,076,277

Textiles, Apparel & Luxury Goods – 0.6%
ANTA Sports Products Ltd.	14,600	189,899
Li Ning Co., Ltd.	56,000	481,544
Page Industries Ltd.	82	42,490

		713,933

		14,017,016

Information Technology – 11.2%
Communications Equipment – 0.1%
Accton Technology Corp.	9,000	68,344

Electronic Equipment, Instruments & Components – 3.9%
Hon Hai Precision Industry Co., Ltd.	691,000	2,239,691
Kingboard Holdings Ltd.	5,500	17,441
LG Innotek Co., Ltd.	300	60,504
Lotes Co., Ltd.	3,000	80,274
Samsung SDI Co., Ltd.(a)	1,917	900,113
Sinbon Electronics Co., Ltd.	132,000	1,179,164
Synnex Technology International Corp.	37,000	71,091
Unimicron Technology Corp.	34,000	131,994
WPG Holdings Ltd.	46,000	71,831
Zhen Ding Technology Holding Ltd.	9,000	30,615

		4,782,718

IT Services – 0.6%
Elm Co.	132	11,732
Infosys Ltd.	6,764	123,341
Infosys Ltd. (Sponsored ADR)	20,233	364,396
Tata Consultancy Services Ltd.	5,440	213,802

		713,271

Company	Shares	U.S. $ Value

Semiconductors & Semiconductor Equipment – 5.1%
ASE Technology Holding Co., Ltd.	25,000	$75,960
Himax Technologies, Inc. (ADR)(d)	52,038	323,156
MediaTek, Inc.	55,000	1,112,041
Novatek Microelectronics Corp.	93,000	950,713
Parade Technologies Ltd.	1,000	25,057
Realtek Semiconductor Corp.	9,000	81,846
Taiwan Semiconductor Manufacturing Co., Ltd.	190,000	2,759,459
United Microelectronics Corp.(a)	624,000	819,864

		6,148,096

Technology Hardware, Storage & Peripherals – 1.5%
Asustek Computer, Inc.	1,000	8,717
Catcher Technology Co., Ltd.	10,000	54,919
Micro-Star International Co., Ltd.	19,000	73,682
Samsung Electronics Co., Ltd.	39,451	1,731,633
Samsung Electronics Co., Ltd. (Preference Shares)	178	7,133

		1,876,084

		13,588,513

Materials – 4.3%
Chemicals – 1.6%
Fertiglobe PLC	111,500	128,164
Kumho Petrochemical Co., Ltd.	182	18,137
PhosAgro PJSC (GDR)(c) (e) (f)	4,421	0
SABIC Agri-Nutrients Co.	2,269	88,566
Sahara International Petrochemical Co.	2,298	21,017
Sasol Ltd.	3,386	54,036
Saudi Basic Industries Corp.	832	19,903
Sociedad Quimica y Minera de Chile SA (Sponsored ADR)	10,702	854,448
Sociedad Quimica y Minera de Chile SA - Class B	866	69,941
Tosoh Corp.	45,200	537,502
Zangge Mining Co., Ltd. - Class A	19,600	73,352

		1,865,066

Construction Materials – 0.0%
Ambuja Cements Ltd.	3,765	23,808

Metals & Mining – 2.7%
ArcelorMittal SA	4,856	128,112
Baoshan Iron & Steel Co., Ltd. - Class A	601,100	484,805
BHP Group Ltd.	9,092	281,642
China Hongqiao Group Ltd.	381,596	359,904
Gerdau SA (Preference Shares)	14,100	77,504
Henan Shenhuo Coal & Power Co., Ltd. - Class A	31,900	68,711
Jindal Steel & Power Ltd.	1,710	12,054
KGHM Polska Miedz SA	5,970	173,653
Kumba Iron Ore Ltd.	2,705	78,129
MMC Norilsk Nickel PJSC (ADR)(c) (e)	3,568	0
Polyus PJSC (GDR)(a) (c) (e) (f)	284	0
POSCO Holdings, Inc.	6,795	1,487,099
Southern Copper Corp.	412	24,881
Tata Steel Ltd.	53,025	72,445

Company	Shares	U.S. $ Value

Vedanta Ltd.	18,751	$69,812

		3,318,751

		5,207,625

Communication Services – 2.8%
Diversified Telecommunication Services – 1.6%
Hellenic Telecommunications Organization SA	1,569	24,506
KT Corp.(a)	72,090	1,929,510

		1,954,016

Entertainment – 0.0%
Kingsoft Corp. Ltd.	4,000	13,256

Interactive Media & Services – 1.0%
Baidu, Inc. - Class A(a)	1,900	27,095
Tencent Holdings Ltd.	28,800	1,221,131
Yandex NV - Class A(a) (c) (e)	11,500	0

		1,248,226

Media – 0.1%
Cheil Worldwide, Inc.	4,332	79,125

Wireless Telecommunication Services – 0.1%
DiGi.Com Bhd	51,100	46,376
Globe Telecom, Inc.	553	21,694
PLDT, Inc.	2,205	52,021

		120,091

		3,414,714

Industrials – 2.7%
Aerospace & Defense – 0.1%
Bharat Electronics Ltd.	44,948	54,289
Hindustan Aeronautics Ltd.(b)	2,257	69,103

		123,392

Air Freight & Logistics – 0.1%
Hyundai Glovis Co., Ltd.	646	83,871

Airlines – 0.2%
China Airlines Ltd.	121,000	74,515
Eva Airways Corp.	82,000	74,779
Korean Air Lines Co., Ltd.(a)	4,346	79,199

		228,493

Electrical Equipment – 0.1%
TBEA Co., Ltd. - Class A	23,200	67,098
Voltronic Power Technology Corp.	1,000	50,172
Walsin Lihwa Corp.	4,000	6,137

		123,407

Industrial Conglomerates – 1.0%
Aboitiz Equity Ventures, Inc.	12,080	12,545
Alfa SAB de CV - Class A	109,300	69,720
Bidvest Group Ltd. (The)	29,908	377,370
CITIC Ltd.	70,000	73,600

Company	Shares	U.S. $ Value

CJ Corp.	1,319	$88,108
GS Holdings Corp.(a)	2,252	78,151
KOC Holding AS	16,969	76,129
Refrigeration Electrical Engineering Corp.	123,832	375,422
Siemens Ltd.	810	27,604
Sime Darby Bhd	75,000	39,148
SK, Inc.	50	7,500
SM Investments Corp.	720	11,677

		1,236,974

Marine – 0.5%
COSCO SHIPPING Holdings Co., Ltd. - Class H	72,100	73,293
Evergreen Marine Corp. Taiwan Ltd.(a)	75,800	400,620
Orient Overseas International Ltd.	4,500	81,105
Yang Ming Marine Transport Corp.	9,000	19,118

		574,136

Professional Services – 0.0%
HeadHunter Group PLC (ADR)(c) (e)	18,930	0

Trading Companies & Distributors – 0.1%
Barloworld Ltd.	25,240	125,894
Xiamen C & D, Inc. - Class A	36,000	70,717

		196,611

Transportation Infrastructure – 0.6%
Grindrod Ltd.	869	512
Grupo Aeroportuario del Centro Norte SAB de CV	81,929	629,903
International Container Terminal Services, Inc.	1,610	5,778
TangShan Port Group Co., Ltd. - Class A	187,700	74,270

		710,463

		3,277,347

Energy – 2.5%
Oil, Gas & Consumable Fuels – 2.5%
Adaro Energy Indonesia Tbk PT	289,000	71,589
China Coal Energy Co., Ltd. - Class H	85,000	69,015
China Petroleum & Chemical Corp. - Class A	113,300	71,303
China Shenhua Energy Co., Ltd. - Class H	11,500	33,128
Coal India Ltd.	26,770	72,875
Exxaro Resources Ltd.	29,430	377,307
Gazprom PJSC(c) (e)	153,780	0
Jizhong Energy Resources Co., Ltd. - Class A	54,500	49,997
LUKOIL PJSC(c) (e)	18,789	0
PetroChina Co., Ltd. - Class H	3,750,000	1,712,976
Petroleo Brasileiro SA	17,000	90,145
Petroleo Brasileiro SA (Preference Shares)	19,500	90,474
PTT Exploration & Production PCL	1,500	7,732
PTT PCL	33,300	32,279
Reliance Industries Ltd.	2,300	70,604
Saudi Arabian Oil Co.(b)	9,970	85,582
Shaanxi Coal Industry Co., Ltd. - Class A	23,800	63,812
Shan Xi Hua Yang Group New Energy Co., Ltd. - Class A	10,700	21,954
Shanxi Coking Coal Energy Group Co., Ltd. - Class A	13,100	22,012

Company	Shares	U.S. $ Value

Shanxi Lu’an Environmental Energy Development Co., Ltd. - Class A	23,900	$58,026
Yankuang Energy Group Co., Ltd. - Class H	22,000	66,916

		3,067,726

Consumer Staples – 2.5%
Beverages – 0.0%
Chongqing Brewery Co., Ltd. - Class A	500	9,189

Food & Staples Retailing – 0.1%
CP ALL PCL	10,500	20,642
Magnit PJSC(c) (e)	1,178	0
Magnit PJSC (Sponsored GDR)(b) (c) (e)	3	0
Nahdi Medical Co.	504	22,371
President Chain Store Corp.	9,000	79,575
Sumber Alfaria Trijaya TBK PT	369,500	62,973
X5 Retail Group NV (GDR)(c) (e) (f)	23,937	0

		185,561

Food Products – 1.3%
China Feihe Ltd.(b)	81,384	68,904
JBS SA	15,200	63,510
Kuala Lumpur Kepong Bhd	1,900	9,657
Minerva SA/Brazil	414,000	1,016,036
Nestle India Ltd.	256	60,478
Tongwei Co., Ltd. - Class A	69,100	384,155

		1,602,740

Household Products – 0.1%
Unilever Indonesia TBK PT	234,000	70,685

Personal Products – 0.1%
Colgate-Palmolive India Ltd.	3,800	70,627

Tobacco – 0.9%
Eastern Co. SAE	25,345	14,671
ITC Ltd.	258,730	1,033,915
KT&G Corp.	573	41,415

		1,090,001

		3,028,803

Utilities – 2.5%
Electric Utilities – 0.6%
CEZ AS	2,032	69,235
CPFL Energia SA	12,700	79,817
Manila Electric Co.	14,680	78,876
Power Grid Corp. of India Ltd.	50,299	129,833
Tenaga Nasional Bhd	35,100	76,731
Transmissora Alianca de Energia Eletrica SA	37,000	243,505

		677,997

Gas Utilities – 1.8%
Adani Total Gas Ltd.	1,418	62,839
ENN Natural Gas Co., Ltd. - Class A	28,800	66,821
GAIL India Ltd.	1,748,245	2,032,256

		2,161,916

Company	Shares	U.S. $ Value

Independent Power and Renewable Electricity Producers – 0.1%
ACWA Power Co.	934	$37,799
Adani Power Ltd.(a)	3,589	12,962
Gulf Energy Development PCL	14,700	23,450
NTPC Ltd.	35,418	71,378

		145,589

		2,985,502

Health Care – 0.9%
Health Care Equipment & Supplies – 0.0%
SD Biosensor, Inc.	541	12,955

Health Care Providers & Services – 0.0%
Bangkok Dusit Medical Services PCL - Class F	6,100	5,152
Hygeia Healthcare Holdings Co., Ltd.(a) (b)	2,800	19,977
Sinopharm Group Co., Ltd. - Class H	10,800	27,336

		52,465

Life Sciences Tools & Services – 0.0%
Divi’s Laboratories Ltd.	301	12,437

Pharmaceuticals – 0.9%
China Medical System Holdings Ltd.	40,000	62,591
CSPC Pharmaceutical Group Ltd.	36,000	37,479
Hubei Jumpcan Pharmaceutical Co., Ltd. - Class A	18,200	71,547
Joincare Pharmaceutical Group Industry Co., Ltd. - Class A	22,000	35,850
Kalbe Farma Tbk PT	380,200	51,041
Sichuan Kelun Pharmaceutical Co., Ltd. - Class A	200,700	770,617
Sino Biopharmaceutical Ltd.	35,000	20,381

		1,049,506

		1,127,363

Real Estate – 0.8%
Equity Real Estate Investment Trusts (REITs) – 0.0%
Fibra Uno Administracion SA de CV	40,300	47,566

Real Estate Management & Development – 0.8%
China Aoyuan Group Ltd.(a) (c) (e)	411,000	55,876
China Resources Land Ltd.	60,000	272,962
Country Garden Holdings Co., Ltd.	46,000	15,495
Emaar Properties PJSC	33,851	53,854
Hopson Development Holdings Ltd.	862	843
KE Holdings, Inc. (ADR)(a)	833	11,629
Poly Developments and Holdings Group Co., Ltd. - Class A	82,200	178,954
Vincom Retail JSC(a)	308,840	344,305

		933,918

		981,484

Total Common Stocks (cost $70,392,592)		70,259,896

	Principal Amount (000)		U.S. $ Value

FIXED INCOME – 36.9%
Sovereign Bonds – 22.5%
Abu Dhabi Government International Bond 3.125%, 09/30/2049(b)	U.S.$	390	$287,089
Angolan Government International Bond 8.00%, 11/26/2029(b)		200	176,000
9.125%, 11/26/2049(b)		1,050	817,884
Argentine Republic Government International Bond 0.50%, 07/09/2030		1,469	397,465
1.00%, 07/09/2029		236	62,614
1.50%, 07/09/2035		606	152,793
3.50%, 07/09/2041		210	59,425
3.875%, 01/09/2038		1,019	320,827
Bahrain Government International Bond 6.00%, 09/19/2044(b)		210	162,986
6.75%, 09/20/2029(b)		244	241,758
7.00%, 10/12/2028(b)		334	334,480
Brazilian Government International Bond 2.875%, 06/06/2025		385	363,055
Chile Government International Bond 2.75%, 01/31/2027		585	536,664
3.10%, 05/07/2041		200	143,413
3.10%, 01/22/2061		427	265,354
Colombia Government International Bond 3.875%, 02/15/2061		200	111,475
4.125%, 02/22/2042		648	404,352
5.00%, 06/15/2045		502	344,435
6.125%, 01/18/2041		130	103,415
Dominican Republic International Bond 5.50%, 01/27/2025(b)		100	99,050
5.50%, 02/22/2029(b)		175	160,267
5.875%, 01/30/2060(b)		496	362,483
6.40%, 06/05/2049(b)		364	293,088
6.50%, 02/15/2048(b)		298	244,788
8.625%, 04/20/2027(b)		243	251,930
Ecuador Government International Bond 1.50%, 07/31/2040(b)		446	180,688
2.50%, 07/31/2035(b)		1,602	732,633
5.50%, 07/31/2030(b)		372	236,368
Egypt Government International Bond 6.588%, 02/21/2028(b)		256	208,960
7.053%, 01/15/2032(b)		350	254,581
7.60%, 03/01/2029(b)		302	246,130
7.903%, 02/21/2048(b)		300	186,750
8.15%, 11/20/2059(b)		305	196,725
8.50%, 01/31/2047(b)		305	201,300
El Salvador Government International Bond 6.375%, 01/18/2027(b)		122	52,826
7.625%, 02/01/2041(b)		602	230,566
7.65%, 06/15/2035(b)		57	22,383
8.625%, 02/28/2029(b)		294	127,118

	Principal Amount (000)		U.S. $ Value

Gabon Government International Bond 6.625%, 02/06/2031(b)	U.S.$	200	$163,163
6.95%, 06/16/2025(b)		200	188,000
Ghana Government International Bond 7.875%, 02/11/2035(a) (b) (g)		200	69,975
8.627%, 06/16/2049(a) (f) (g)		279	95,558
8.95%, 03/26/2051(a) (b) (g)		266	91,654
Guatemala Government Bond 4.375%, 06/05/2027(b)		401	378,018
4.65%, 10/07/2041(b)		215	172,040
Hungary Government International Bond 2.125%, 09/22/2031(b)		877	644,485
5.25%, 06/16/2029(b)		295	280,490
5.50%, 06/16/2034(b)		223	207,711
Indonesia Government International Bond 3.85%, 10/15/2030		315	295,372
7.75%, 01/17/2038(b)		100	119,738
Ivory Coast Government International Bond 6.125%, 06/15/2033(b)		200	178,000
6.625%, 03/22/2048(b)	EUR	100	75,253
Jamaica Government International Bond 8.00%, 03/15/2039	U.S.$	208	242,489
Lebanon Government International Bond 6.00%, 01/27/2023(a) (b) (g)		36	2,043
6.10%, 10/04/2022(a) (b) (h)		216	12,420
6.20%, 02/26/2025(a) (b) (g)		206	11,691
6.60%, 11/27/2026(a) (b) (g)		170	9,648
6.65%, 04/22/2024(a) (b) (g)		57	3,235
6.85%, 03/23/2027(a) (b) (g)		481	27,146
Mexico Government International Bond 3.771%, 05/24/2061		840	531,982
4.75%, 03/08/2044		140	112,814
Morocco Government International Bond 2.375%, 12/15/2027(b)		251	217,397
Nigeria Government International Bond 6.125%, 09/28/2028(b)		209	160,930
7.143%, 02/23/2030(b)		200	152,750
7.375%, 09/28/2033(b)		363	257,730
7.625%, 11/28/2047(b)		545	349,481
7.696%, 02/23/2038(b)		240	162,270
8.25%, 09/28/2051(b)		439	291,935
8.375%, 03/24/2029(b)		207	170,775
Oman Government International Bond 6.75%, 01/17/2048(b)		386	359,294
Panama Bonos del Tesoro Series DOM 3.362%, 06/30/2031		439	359,157
Panama Government International Bond 3.87%, 07/23/2060		850	547,612
6.40%, 02/14/2035		200	202,850
Panama Notas del Tesoro 3.75%, 04/17/2026		68	63,890

	Principal Amount (000)		U.S. $ Value

Paraguay Government International Bond 3.849%, 06/28/2033(b)	U.S.$	223	$195,237
4.95%, 04/28/2031(b)		463	446,882
5.00%, 04/15/2026(b)		264	262,977
Perusahaan Penerbit SBSN Indonesia III 4.15%, 03/29/2027(b)		200	195,772
Peruvian Government International Bond 2.78%, 12/01/2060		363	212,310
3.23%, 07/28/2121		210	122,430
5.625%, 11/18/2050		305	301,912
Philippine Government International Bond 3.00%, 02/01/2028		330	306,936
3.20%, 07/06/2046		496	359,655
3.229%, 03/29/2027		225	212,368
4.20%, 03/29/2047		858	727,852
Qatar Government International Bond 4.40%, 04/16/2050(b)		864	786,402
4.50%, 04/23/2028(b)		300	301,884
5.103%, 04/23/2048(b)		239	238,970
Republic of Azerbaijan International Bond 3.50%, 09/01/2032(b)		265	219,917
Republic of Poland Government International Bond 5.50%, 11/16/2027		223	228,002
Republic of South Africa Government International Bond 5.75%, 09/30/2049		291	213,157
5.875%, 04/20/2032		370	332,537
Romanian Government International Bond 3.00%, 02/14/2031(b)		174	136,351
3.625%, 03/27/2032(b)		410	325,130
4.00%, 02/14/2051(b)		210	137,918
5.25%, 11/25/2027(b)		362	346,343
6.00%, 05/25/2034(b)		82	76,327
Saudi Government International Bond 3.45%, 02/02/2061(b)		435	309,475
4.625%, 10/04/2047(b)		310	275,861
5.25%, 01/16/2050(b)		401	393,080
Senegal Government International Bond 4.75%, 03/13/2028(b)	EUR	230	212,351
6.25%, 05/23/2033(b)	U.S.$	400	328,450
Sharjah Sukuk Ltd. 3.764%, 09/17/2024(b)		224	217,952
Sri Lanka Government International Bond 6.20%, 05/11/2027(a) (b) (g)		314	90,628
6.85%, 11/03/2025(a) (b) (g)		215	64,540
7.85%, 03/14/2029(a) (b) (g)		578	166,464
Turkey Government International Bond 4.875%, 04/16/2043		659	427,238
5.75%, 05/11/2047		280	189,928

	Principal Amount (000)		U.S. $ Value

Ukraine Government International Bond 6.75%, 06/20/2028(b)	EUR	173	$33,253
6.876%, 05/21/2031(b)	U.S.$	484	91,597
7.375%, 09/25/2034(b)		281	52,038
7.75%, 09/01/2025(b)		593	132,980
7.75%, 09/01/2026(b)		371	77,980
7.75%, 09/01/2029(b)		295	62,651
Uruguay Government International Bond 4.375%, 01/23/2031		149	147,888
4.975%, 04/20/2055		62	60,052
5.10%, 06/18/2050		194	191,259
7.875%, 01/15/2033		95	118,655
Venezuela Government International Bond 11.95%, 08/05/2031(a) (b) (g)		265	18,515
12.75%, 08/23/2022(a) (b) (h)		564	39,487
Zambia Government International Bond 8.97%, 07/30/2027(a) (b) (g)		287	126,280

Total Sovereign Bonds (cost $33,562,249)			27,298,985

Corporate Bonds – 6.6%
Acu Petroleo Luxembourg SARL 7.50%, 01/13/2032(b)		250	227,000
Adani Green Energy Ltd. 4.375%, 09/08/2024(b)		200	180,662
Alfa Desarrollo SpA 4.55%, 09/27/2051(b)		364	276,389
Aris Mining Corp. 6.875%, 08/09/2026(b)		200	156,713
Braskem Idesa SAPI 6.99%, 02/20/2032(b)		219	156,037
BRF SA 4. 875%, 01/24/2030(b)		200	168,412
Cemex SAB de CV 7.375%, 06/05/2027(b)		200	204,750
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(b)		66	61,661
Cia de Minas Buenaventura SAA 5.50%, 07/23/2026(b)		200	171,100
Cometa Energia SA de CV 6.375%, 04/24/2035(b)		343	324,439
CSN Resources SA 4. 625%, 06/10/2031(b)		200	157,912
Digicel Group Holdings Ltd. 7.00%, 01/17/2023(f) (i) (j)		18	1,629
Ecopetrol SA 5.875%, 11/02/2051		216	145,260
6.875%, 04/29/2030		401	362,905
Embraer Netherlands Finance BV 5.40%, 02/01/2027		79	75,657
Empresa Generadora de Electricidad Haina SA 5.625%, 11/08/2028(b)		250	221,531
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(b)		200	158,412
8.375%, 11/08/2027	COP	418,000	64,558

	Principal Amount (000)		U.S. $ Value

GNL Quintero SA 4.634%, 07/31/2029(b)	U.S.$	165	$158,883
Gran Tierra Energy International Holdings Ltd. 6.25%, 02/15/2025(b)		200	174,287
Greenko Dutch BV 3.85%, 03/29/2026(b)		191	165,692
Hunt Oil Co. of Peru LLC Sucursal Del Peru 6.375%, 06/01/2028(b)		175	165,656
India Clean Energy Holdings 4.50%, 04/18/2027(b)		200	158,475
Iochpe-Maxion Austria GmbH/Maxion Wheels de Mexico S de RL de CV 5.00%, 05/07/2028(b)		200	166,037
JSW Hydro Energy Ltd. 4.125%, 05/18/2031(b)		177	147,275
JSW Infrastructure Ltd. 4.95%, 01/21/2029(b)		200	170,725
Leviathan Bond Ltd. 6.75%, 06/30/2030(b)		87	81,789
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(b)		321	284,498
Medco Oak Tree Pte Ltd. 7.375%, 05/14/2026(b)		200	189,750
Melco Resorts Finance Ltd. 5.75%, 07/21/2028(b)		200	165,000
Minejesa Capital BV 5.625%, 08/10/2037(b)		215	165,859
NBM US Holdings, Inc. 7.00%, 05/14/2026(b)		205	203,309
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(b)		132	248
OEC Finance Ltd. 7.125%, 12/26/2046(b) (j)		132	3,211
Power Finance Corp., Ltd. Series G 3.35%, 05/16/2031(b)		200	165,282
Powerlong Real Estate Holdings Ltd. 5.95%, 04/30/2025(b)		225	63,745
Saudi Arabian Oil Co. 1.625%, 11/24/2025(b)		265	240,703
Shimao Group Holdings Ltd. 5.20%, 01/16/2027(a) (b) (g)		200	33,000
5.60%, 07/15/2026(a) (b) (g)		200	33,000
SierraCol Energy Andina LLC 6.00%, 06/15/2028(b)		200	153,787
Studio City Finance Ltd. 6.50%, 01/15/2028(b)		200	153,413
Sunac China Holdings Ltd. 5.95%, 04/26/2024(a) (b) (g)		270	56,025

	Principal Amount (000)		U.S. $ Value

Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(b)	U.S.$	305	$216,321
Times China Holdings Ltd. 6.20%, 03/22/2026(b)		200	32,100
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/2024(a) (e) (f) (g) (j)		105	11
TransJamaican Highway Ltd. 5.75%, 10/10/2036(b)		152	121,936
TSMC Arizona Corp. 3.875%, 04/22/2027		320	305,860
Tullow Oil PLC 10.25%, 05/15/2026(b)		224	178,080
Vale Overseas Ltd. 3.75%, 07/08/2030		150	131,044
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(b)		355	307,807
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022(a) (c) (e) (f) (h)		202	20
Volcan Cia Minera SAA 4.375%, 02/11/2026(b)		85	73,090
Weibo Corp. 3.375%, 07/08/2030		200	152,413

Total Corporate Bonds (cost $9,798,981)			7,933,358

Quasi-Sovereign Bonds – 6.2%
Comision Federal de Electricidad 4.677%, 02/09/2051(b)		200	129,788
5.00%, 09/29/2036(b)		224	181,764
Corp. Nacional del Cobre de Chile 3.00%, 09/30/2029(b)		540	470,745
DP World Ltd./United Arab Emirates 4.70%, 09/30/2049(b)		410	343,580
DP World Salaam 6.00%, 10/01/2025(b) (i)		313	309,087
Empresa de Transporte de Pasajeros Metro SA 5.00%, 01/25/2047(b)		200	173,350
Eskom Holdings SOC Ltd. 6.75%, 08/06/2023(b)		363	348,321
7.125%, 02/11/2025(b)		200	181,475
Export-Import Bank of China (The) 4.00%, 11/28/2047(b)		593	501,358
KazMunayGas National Co. JSC 5.375%, 04/24/2030(b)		218	193,516
5.75%, 04/19/2047(b)		200	152,663
6.375%, 10/24/2048(b)		200	163,412
Lamar Funding Ltd. 3.958%, 05/07/2025(b)		364	343,479
NAK Naftogaz Ukraine via Kondor Finance PLC 7.375%, 09/15/2022(a) (f) (h)		200	38,000
7.625%, 11/08/2026(a) (f) (g)		200	32,000

	Principal Amount (000)		U.S. $ Value

Oil and Gas Holding Co. BSCC (The) 7.50%, 10/25/2027(b)	U.S.$	259	$264,229
7.625%, 11/07/2024(b)		200	203,287
Pertamina Persero PT 2.30%, 02/09/2031(b)		1,055	849,391
Petroleos de Venezuela SA 5.375%, 04/12/2027(a) (b) (g)		226	10,269
6.00%, 11/15/2026(a) (b) (g)		220	9,350
9.00%, 11/17/2021(a) (b) (h)		128	5,459
Petroleos Mexicanos 6.70%, 02/16/2032		189	148,129
6.75%, 09/21/2047		324	206,349
6.95%, 01/28/2060		855	541,001
7.69%, 01/23/2050		185	127,881
Petronas Energy Canada Ltd. 2.112%, 03/23/2028 (b)		240	210,569
QatarEnergy Trading LLC 3.30%, 07/12/2051(b)		706	516,836
Sinochem Offshore Capital Co., Ltd. 2.375%, 09/23/2031(b)		200	151,588
Sinopec Group Overseas Development 2018 Ltd. 2.70%, 05/13/2030(b)		347	304,659
State Agency of Roads of Ukraine 6.25%, 06/24/2030(f)		360	62,393
State Oil Co. of the Azerbaijan Republic 6.95%, 03/18/2030(b)		321	330,088
State Savings Bank of Ukraine Via SSB #1 PLC 9.625%, 03/20/2025(b)		60	27,038

Total Quasi-Sovereign Bonds (cost $9,433,760)			7,531,054

Emerging Markets - Treasuries – 1.0%
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2031	BRL	3,210	530,408
Series NTNF 10.00%, 01/01/2029		4,270	723,036

Total Emerging Markets - Treasuries (cost $1,339,515)			1,253,444

Treasury Bonds – 0.6%
Colombian TES Series B 7.00%, 03/26/2031	COP	1,206,800	175,817
Peru Government Bond 5.94%, 02/12/2029	PEN	2,186	527,302

Total Treasury Bonds (cost $718,753)			703,119

Company		Shares	U.S. $ Value

Total Fixed Income (cost $54,853,258)			$44,719,960

EQUITY LINKED NOTES – 0.8%
Information Technology – 0.8%
IT Services – 0.8%

FPT Corp., Macquarie Bank Ltd., expiring 04/05/2023(a) (cost $384,227)		300,648	980,693

INVESTMENT COMPANIES – 0.2%
Fund and Investment Trusts – 0.2%

DCVFMVN30 ETF Fund(a) (k) (cost $97,798)		239,030	175,592

	Principal Amount (000)

SHORT-TERM INVESTMENTS – 3.4%
U.S. Treasury Bills – 3.1%
U.S. Treasury Bill Zero Coupon, 03/16/2023	U.S.$	1,300	1,289,093
Zero Coupon, 03/30/2023		1,270	1,256,954
Zero Coupon, 04/25/2023		1,275	1,257,111

Total U.S. Treasury Bills (cost $3,803,140)			3,803,158

Time Deposits – 0.3%
ANZ, Hong Kong 1.56%, 01/03/2023	AUD	15	10,440
ANZ, London 2.30%, 01/03/2023	GBP	7	7,918
BBH, Grand Cayman 0.20%, 01/03/2023	CHF	1	1,345
1.00%, 01/02/2023	NOK	2	177
Citibank, London 1.10%, 01/02/2023	EUR	18	19,601
Hong Kong & Shanghai Bank, Hong Kong 2.47%, 01/03/2023	HKD	1,961	251,207
Hong Kong & Shanghai Bank, Singapore 1.80%, 01/03/2023	SGD	1	678
Royal Bank of Canada, Toronto 3.06%, 01/03/2023	CAD	4	2,982
SEB, Stockholm (12.63)%, 01/02/2023	SEK	9	889
Standard Chartered Bank, Johannesburg 4.84%, 01/03/2023	ZAR	122	7,183
Sumitomo, Tokyo (0.33)%, 01/04/2023	JPY	6,010	45,793

Total Time Deposits (cost $348,213)			348,213

Total Short-Term Investments (cost $4,151,353)			4,151,371

Company	Shares	U.S. $ Value

Total Investments Before Security Lending Collateral for Securities Loaned – 99.2% (cost $129,879,228)		$120,287,512

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.12%(k) (l) (m) (cost $383,400)	383,400	383,400

Total Investments – 99.5% (cost $130,262,628)(n)		120,670,912
Other assets less liabilities – 0.5%		639,052

Net Assets – 100.0%		$121,309,964

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
FTSE China A50 Index Futures	130	January 2023	$1,697,676	$15,282
Hang Seng Index Futures	86	January 2023	3,697,229	(17,580)
MSCI Emerging Markets Index Futures	42	March 2023	2,014,740	(2,065)
U.S. 10 Yr Ultra Futures	2	March 2023	236,562	(1,586)
U.S. T-Note 2 Yr (CBT) Futures	5	March 2023	1,025,391	1,211
U.S. T-Note 10 Yr (CBT) Futures	26	March 2023	2,919,719	(16,672)

				$(21,410)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	USD	1,762	PHP	104,428	01/26/2023	$115,229
Bank of America, NA	KRW	3,964,679	USD	2,774	01/30/2023	(376,042)
Bank of America, NA	TWD	68,006	USD	2,261	03/16/2023	31,553
Barclays Bank PLC	USD	922	MXN	17,995	01/19/2023	(736)
Barclays Bank PLC	USD	2,711	HUF	1,079,463	01/30/2023	159,667
Barclays Bank PLC	USD	1,378	KRW	1,837,608	01/30/2023	82,295
Barclays Bank PLC	MYR	4,029	USD	917	03/16/2023	(8,174)
Barclays Bank PLC	USD	8,208	INR	683,956	03/16/2023	21,479
BNP Paribas SA	USD	1,459	COP	7,109,852	01/19/2023	3,335
BNP Paribas SA	USD	106	IDR	1,656,245	01/26/2023	576
Brown Brothers Harriman & Co.	TRY	12,250	USD	649	01/12/2023	(2,592)
Brown Brothers Harriman & Co.	USD	1,572	THB	55,806	01/19/2023	41,727
Brown Brothers Harriman & Co.	USD	212	ZAR	3,680	02/16/2023	3,954
Citibank, NA	USD	1,254	PHP	74,859	01/26/2023	91,174
Citibank, NA	USD	1,804	CNH	12,771	02/16/2023	47,355
Deutsche Bank AG	THB	10,576	USD	287	01/19/2023	(18,554)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	USD	1,705	PLN	7,763	01/30/2023	$62,396
Deutsche Bank AG	CNH	60,735	USD	8,486	02/16/2023	(320,057)
HSBC Bank USA	PEN	3,459	USD	899	01/19/2023	(10,912)
HSBC Bank USA	USD	2,472	IDR	38,634,343	01/26/2023	18,818
JPMorgan Chase Bank, NA	USD	905	COP	4,544,741	01/19/2023	29,501
JPMorgan Chase Bank, NA	CZK	22,680	USD	965	01/30/2023	(36,543)
Morgan Stanley Capital Services LLC	BRL	10,129	USD	1,941	01/04/2023	22,815
Morgan Stanley Capital Services LLC	BRL	10,129	USD	1,867	01/04/2023	(51,228)
Morgan Stanley Capital Services LLC	USD	3,866	BRL	20,258	01/04/2023	(28,921)
Morgan Stanley Capital Services LLC	IDR	40,268,808	USD	2,566	01/26/2023	(29,745)
Morgan Stanley Capital Services LLC	BRL	10,129	USD	1,914	02/02/2023	7,003
Morgan Stanley Capital Services LLC	CNH	5,468	USD	762	02/16/2023	(30,617)
UBS AG	CLP	1,513,382	USD	1,679	01/19/2023	(102,637)

						$(277,881)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-EM Series 38, 5 Year Index, 12/20/2027*	(1.00)%	Quarterly	2.39%	USD	17,928	$1,044,475	$1,230,444	$(185,969)
South Africa Government International Bond, 5.875%, 09/16/2025, 12/20/2027*	(1.00)	Quarterly	2.48	USD	480	30,227	35,221	(4,994)
Sale Contracts
Brazilian Government International Bond, 4.250%, 01/07/2025, 12/20/2027*	1.00	Quarterly	2.51	USD	170	(10,925)	(12,252)	1,327
Colombia Government International Bond, 10.375%, 01/28/2033, 12/20/2027*	1.00	Quarterly	2.72	USD	210	(15,239)	(17,642)	2,403
Indonesia Government International Bond, 4.125%, 01/15/2025, 12/20/2027*	1.00	Quarterly	1.00	USD	320	109	(1,527)	1,636
People’s Republic of China, 7.500%, 10/28/2027, 12/20/2027*	1.00	Quarterly	0.74	USD	240	2,819	1,897	922

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Turkey Government International Bond, 11.875%, 01/15/2030, 12/20/2027*	1.00%	Quarterly	5.07%	USD	370	$(58,854)	$(69,806)	$10,952
United Mexican States, 4.150%, 03/28/2027, 12/20/2027*	1.00	Quarterly	1.31	USD	150	(1,976)	(2,674)	698

						$990,636	$1,163,661	$(173,025)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
USD	4,290	05/13/2032	1 Day SOFR	1.670%	Annual	$(664,996)	$—	$(664,996)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International MSCI Emerging Markets Growth	FedFundEffective Plus 0.69%	Maturity	USD	12,468	06/15/2023	$(97,793)

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid)/ Received	Unrealized Appreciation (Depreciation)
Buy Contracts
UBS AG NASDAQ 100 Stock Index 02/17/2023*	33.50%	Maturity	USD	3	$(17,257)	$—	$(17,257)
S&P 500 Index 02/17/2023*	27.10	Maturity	USD	2	(7,900)	—	(7,900)
S&P/ASX 200 Index 03/16/2023*	17.65	Maturity	AUD	5	(756)	—	(756)
Sale Contracts
Citibank, NA NASDAQ 100 Stock Index 02/17/2023*	31.25	Maturity	USD	3	9,751	—	9,751
Goldman Sachs International S&P 500 Index 02/17/2023*	24.90	Maturity	USD	2	4,187	—	4,187

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid)/ Received	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, NA
S&P/ASX 200 Index 03/16/2023*	17.36	Maturity	AUD	5	$(292)	$—	$(292)

					$(12,267)	$—	$(12,267)

*	Termination date

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2022, the aggregate market value of these securities amounted to $32,524,838 or 26.8% of net assets.

(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Represents entire or partial securities out on loan.
(e)	Fair valued by the Adviser.
(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.19% of net assets as of December 31, 2022, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Digicel Group Holdings Ltd. 7.00%, 01/17/2023	01/14/2019	$14,219	$1,629	0.00%
Ghana Government International Bond 8.627%, 06/16/2049	01/17/2023	100,635	95,558	0.08%
NAK Naftogaz Ukraine via Kondor Finance PLC 7.375%, 09/15/2022	12/08/2021	200,000	38,000	0.03%
NAK Naftogaz Ukraine via Kondor Finance PLC 7.625%, 11/08/2026	11/04/2019	200,000	32,000	0.03%
PhosAgro PJSC (GDR)	09/06/2019	89,757	0	0.00%
Polyus PJSC (GDR)	09/06/2019	4,388	0	0.00%
State Agency of Roads of Ukraine 6.25%, 06/24/2030	06/17/2021	360,000	62,393	0.05%
Tonon Luxembourg SA 6.50%, 10/31/2024	05/03/2019	199,358	11	0.00%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022	07/12/2013	172,628	20	0.00%
X5 Retail Group NV (GDR)	08/18/2020	663,676	0	0.00%

(g)	Defaulted.
(h)	Defaulted matured security.
(i)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(j)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2022.
(k)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(l)	Affiliated investments.
(m)	The rate shown represents the 7-day yield as of period end.

(n)

As of December 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,904,506 and gross unrealized depreciation of investments was $(20,743,594), resulting in net unrealized depreciation of $(10,839,088).

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

SEK – Swedish Krona

SGD	– Singapore Dollar

THB – Thailand Baht

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

ASX – Australian Stock Exchange

CBT – Chicago Board of Trade

CDX-EM – Emerging Market Credit Default Swap Index

ETF – Exchange Traded Fund

FedFundEffective – Federal Funds Effective Rate

FTSE – Financial Times Stock Exchange

GDR – Global Depositary Receipt

JSC – Joint Stock Company

MSCI – Morgan Stanley Capital International

NASDAQ – National Association of Securities Dealers Automated Quotations

PJSC – Public Joint Stock Company

SOFR – Secured Overnight Financing Rate

COUNTRY BREAKDOWN1

December 31, 2022 (unaudited)

18.3%	China
9.9%	South Korea
9.4%	Taiwan
7.6%	India
6.5%	Brazil
2.9%	Indonesia
2.8%	Mexico
2.5%	Chile
2.0%	Colombia
2.0%	South Africa
1.9%	Philippines
1.8%	Argentina
1.6%	Peru
27.3%	Other
3.5%	Short-Term Investments

100.0%	Total Investments

1

The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.6% or less in the following: Angola, Australia, Azerbaijan, Bahrain, Cayman Islands, Czech Republic, Dominican Republic, Ecuador, Egypt, El Salvador, Gabon, Ghana, Greece, Guatemala, Hong Kong, Hungary, Israel, Ivory Coast, Jamaica, Japan, Kazakhstan, Lebanon, Luxembourg, Macau, Malaysia, Morocco, Nigeria, Oman, Panama, Paraguay, Poland, Qatar, Romania, Russia, Saudi Arabia, Senegal, Sri Lanka, Thailand, Turkey, Ukraine, United Arab Emirates, United States, Uruguay, Venezuela, Vietnam and Zambia.

AB Emerging Markets Multi-Asset Portfolio

December 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as    Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2022:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Financials	$1,613,648	$17,950,155	$0#	$19,563,803
Consumer Discretionary	2,260,528	11,756,488	-0-	14,017,016
Information Technology	687,552	12,900,961	-0-	13,588,513
Materials	879,329	4,328,296	0#	5,207,625
Communication Services	-0-	3,414,714	0#	3,414,714
Industrials	1,203,399	2,073,948	0#	3,277,347
Energy	-0-	3,067,726	0#	3,067,726
Consumer Staples	-0-	3,028,803	0#	3,028,803
Utilities	69,235	2,916,267	-0-	2,985,502
Health Care	5,152	1,122,211	-0-	1,127,363
Real Estate	59,195	866,413	55,876	981,484
Fixed Income Securities:
Sovereign Bonds	-0-	27,298,985	-0-	27,298,985
Corporate Bonds	-0-	7,933,338	20	7,933,358
Quasi-Sovereign Bonds	-0-	7,531,054	-0-	7,531,054
Emerging Markets - Treasuries	-0-	1,253,444	-0-	1,253,444
Treasury Bonds	-0-	703,119	-0-	703,119
Equity Linked Notes	-0-	980,693	-0-	980,693
Investment Companies	-0-	175,592	-0-	175,592
Short-Term Investments:
U.S. Treasury Bills	-0-	3,803,158	-0-	3,803,158
Time Deposits	-0-	348,213	-0-	348,213
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	383,400	-0-	-0-	383,400

Total Investments in Securities	7,161,438	113,453,578 +	55,896	120,670,912
Other Financial Instruments*:
Assets
Futures	1,211	15,282	-0-	16,493
Forward Currency Exchange Contracts	-0-	738,877	-0-	738,877
Centrally Cleared Credit Default Swaps	-0-	1,077,630	-0-	1,077,630
Variance Swaps	-0-	13,938	-0-	13,938
Liabilities
Futures	(20,323)	(17,580)	-0-	(37,903)
Forward Currency Exchange Contracts	-0-	(1,016,758)	-0-	(1,016,758)
Centrally Cleared Credit Default Swaps	-0-	(86,994)	-0-	(86,994)
Centrally Cleared Interest Rate Swaps	-0-	(664,996)	-0-	(664,996)
Total Return Swaps	-0-	(97,793)	-0-	(97,793)
Variance Swaps	-0-	(26,205)	-0-	(26,205)

Total	$7,142,326	$113,388,979	$55,896	$120,587,201

#	The Fund held securities with zero market value at period end.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended December 31, 2022 is as follows:

	Market Value	Purchases	Sales	Market Value	Dividend
	3/31/22	at Cost	Proceeds	12/31/22	Income
Fund	(000)	(000)	(000)	(000)	(000)
Government Money Market Portfolio	$-0-	$49,939	$49,939	$-0-	$24
Government Money Market Portfolio*	477	6,886	6,980	383	8

Total				$383	$32

*	Investment of cash collateral for securities lending transactions.